Segment Reporting (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) Segments	Dec. 31, 2017 USD ($) Segments
Segment Reporting (Textual)
Number of reportable segments | Segments	2	2
HLYK [Member]
Segment Reporting (Textual)
Subscription revenue billed and paid | $	$ 6,888	$ 4,414